Schedules of Investments (unaudited)
March 31, 2025
 Franklin Multi-Asset Variable Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 76.5%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		24,484	$1,376,984
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		88,285	1,074,428
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		144,969	4,844,857
ClearBridge Large Cap Growth Fund, Class IS Shares		254,874	17,780,019
ClearBridge Small Cap Growth Fund, Class IS Shares		49,702	1,815,615
Franklin U.S. Large Cap Equity Fund, Class IS Shares		675,325	15,363,646
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		238,348	8,385,070

Total Domestic Equity			50,640,619
Foreign Equity — 16.3%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		574,809	10,789,160

Domestic Fixed Income — 7.0%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		16,285	348,766
Franklin U.S. Core Bond ETF		162,251	3,487,585
Franklin U.S. Treasury Bond ETF		39,608	814,539

Total Domestic Fixed Income			4,650,890
Total Investments in Underlying Funds before Short-Term Investments (Cost — $52,201,746)			66,080,669
	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $138,217)	4.290%	138,217	138,217 (b)
Total Investments — 100.0% (Cost — $52,339,963)			66,218,886
Liabilities in Excess of Other Assets — (0.0)%††			(6,625)
Total Net Assets — 100.0%			$66,212,261

††	Represents less than 0.1%.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2025
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Equity — 64.1%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		8,415	$473,239
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		30,341	369,252
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		49,818	1,664,903
ClearBridge Large Cap Growth Fund, Class IS Shares		87,592	6,110,399
ClearBridge Small Cap Growth Fund, Class IS Shares		17,082	624,023
Franklin U.S. Large Cap Equity Fund, Class IS Shares		232,073	5,279,662
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		81,904	2,881,402

Total Domestic Equity			17,402,880
Domestic Fixed Income — 22.1%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		20,994	449,616
Franklin U.S. Core Bond ETF		209,170	4,496,109
Franklin U.S. Treasury Bond ETF		51,062	1,050,090

Total Domestic Fixed Income			5,995,815
Foreign Equity — 13.7%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		197,573	3,708,437
Total Investments in Underlying Funds before Short-Term Investments (Cost — $22,810,311)			27,107,132
	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $83,893)	4.290%	83,893	83,893 (b)
Total Investments — 100.2% (Cost — $22,894,204)			27,191,025
Liabilities in Excess of Other Assets — (0.2)%			(44,546)
Total Net Assets — 100.0%			$27,146,479

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2025
 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Equity — 47.6%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		16,774	$943,362
Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares		60,477	736,000
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		99,291	3,318,325
ClearBridge Large Cap Growth Fund, Class IS Shares		174,590	12,179,427
ClearBridge Small Cap Growth Fund, Class IS Shares		34,064	1,244,352
Franklin U.S. Large Cap Equity Fund, Class IS Shares		462,550	10,523,011
Putnam Investment Funds — Putnam Large Cap Value Fund, Class R6 Shares		163,252	5,743,202

Total Domestic Equity			34,687,679
Domestic Fixed Income — 42.2%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		107,679	2,306,097
Franklin U.S. Core Bond ETF		1,072,820	23,060,266
Franklin U.S. Treasury Bond ETF		261,893	5,385,830

Total Domestic Fixed Income			30,752,193
Foreign Equity — 10.1%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		393,876	7,393,043
Total Investments in Underlying Funds before Short-Term Investments (Cost — $64,344,781)			72,832,915
	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $94,250)	4.290%	94,250	94,250 (b)
Total Investments — 100.0% (Cost — $64,439,031)			72,927,165
Liabilities in Excess of Other Assets — (0.0)%††			(4,500)
Total Net Assets — 100.0%			$72,922,665

††	Represents less than 0.1%.
(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$66,080,669	—	—	$66,080,669
Short-Term Investments†	138,217	—	—	138,217
Total Investments	$66,218,886	—	—	$66,218,886

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$27,107,132	—	—	$27,107,132
Short-Term Investments†	83,893	—	—	83,893
Total Investments	$27,191,025	—	—	$27,191,025

†	See Schedule of Investments for additional detailed categorizations.
Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$72,832,915	—	—	$72,832,915
Short-Term Investments†	94,250	—	—	94,250
Total Investments	$72,927,165	—	—	$72,927,165

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2025. The following transactions were effected in such Underlying Funds for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Variable Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$1,483,863	$35,843	631	$47,863	788	$347	—	$(95,206)	$1,376,984
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,142,010	62,688	5,102	36,658	2,747	(1,560)	—	(92,052)	1,074,428
ClearBridge Appreciation Fund, Class IS Shares
	5,290,506	—	—	294,448	8,423	(3,413)	—	(147,788)	4,844,857
ClearBridge Large Cap Growth Fund, Class IS Shares
	19,520,934	717,853	10,290	1,097,822	14,314	9,921	—	(1,370,867)	17,780,019
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,987,121	136,003	3,723	174,001	4,125	3,685	—	(137,193)	1,815,615
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	16,901,944	495,647	21,787	1,025,467	41,443	3,799	—	(1,012,277)	15,363,646
Putnam Large Cap Value Fund, Class R6 Shares
	4,347,691	4,497,257	125,086	452,240	12,795	(20,783)	$33,792	13,145	8,385,070
Franklin International Equity Fund, Class IS Shares
	10,867,731	242,360	13,465	1,371,820	73,824	156,019	—	894,870	10,789,160
Franklin Investment Grade Corporate ETF
	360,058	24,143	1,138	41,029	1,927	(1,471)	2,771	7,065	348,766
Franklin U.S. Core Bond ETF
	3,615,417	232,806	10,984	430,413	20,161	(13,634)	26,590	83,409	3,487,585
Franklin U.S. Treasury Bond ETF
	840,855	57,451	2,842	102,587	5,026	(3,838)	5,918	22,658	814,539
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,388,129	16,823	798	4,612,557	220,095	1,417,628	—	(1,210,023)	—
	$70,746,259	$6,518,874		$9,686,905		$1,546,700	$69,071	$(3,044,259)	$66,080,669

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$504,512	$13,198	235	$12,000	198	$(244)	—	$(32,227)	$473,239
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	388,266	21,507	1,767	8,518	641	(410)	—	(31,593)	369,252
ClearBridge Appreciation Fund, Class IS Shares
	1,801,844	16,741	502	102,551	2,926	(908)	—	(50,223)	1,664,903
ClearBridge Large Cap Growth Fund, Class IS Shares
	6,648,042	338,731	4,856	415,642	5,434	(6,247)	—	(454,485)	6,110,399
ClearBridge Small Cap Growth Fund, Class IS Shares
	679,533	49,742	1,362	59,822	1,414	1,060	—	(46,490)	624,023
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	5,756,326	250,284	11,002	385,129	15,620	(721)	—	(341,098)	5,279,662
Putnam Large Cap Value Fund, Class R6 Shares
	1,472,709	1,527,599	42,489	115,974	3,285	(5,421)	$11,466	2,489	2,881,402
Franklin Investment Grade Corporate ETF
	459,826	27,134	1,279	44,509	2,090	(1,586)	3,522	8,751	449,616

Franklin Variable Asset Allocation Series 2025 Quarterly Report

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Variable Moderate Growth (cont’d)		Cost	Shares	Proceeds	Shares
Franklin U.S. Core Bond ETF
	$4,616,116	$261,610	12,343	$470,823	22,050	$(14,829)	$33,800	$104,035	$4,496,109
Franklin U.S. Treasury Bond ETF
	1,073,664	64,991	3,215	112,608	5,516	(4,193)	7,522	28,236	1,050,090
Franklin International Equity Fund, Class IS Shares
	3,698,590	53,473	2,972	401,399	21,564	9,783	—	347,990	3,708,437
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	1,494,499	—	—	1,565,139	74,688	464,338	—	(393,698)	—
	$28,593,927	$2,625,010		$3,694,114		$440,622	$56,310	$(858,313)	$27,107,132

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Value Fund, Class R6 Shares
	$1,007,305	$53,817	957	$56,043	910	$404	—	$(62,121)	$943,362
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	775,609	63,526	5,221	42,453	3,104	7,681	—	(68,363)	736,000
ClearBridge Appreciation Fund, Class IS Shares
	3,540,301	81,431	2,437	205,216	5,793	405	—	(98,596)	3,318,325
ClearBridge Large Cap Growth Fund, Class IS Shares
	13,062,254	843,592	12,093	834,368	10,742	31,048	—	(923,099)	12,179,427
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,356,866	133,824	3,663	162,678	3,812	7,408	—	(91,068)	1,244,352
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	11,314,557	645,291	28,364	777,041	31,051	14,785	—	(674,581)	10,523,011
Putnam Large Cap Value Fund, Class R6 Shares
	2,893,802	3,003,697	83,548	148,863	4,199	(6,369)	$22,581	935	5,743,202
Franklin Investment Grade Corporate ETF
	2,329,139	97,822	4,611	156,749	7,380	(6,017)	17,555	41,902	2,306,097
Franklin U.S. Core Bond ETF
	23,380,796	929,295	43,845	1,696,760	79,645	(57,421)	168,434	504,356	23,060,266
Franklin U.S. Treasury Bond ETF
	5,438,154	236,678	11,708	409,502	20,101	(16,137)	37,496	136,637	5,385,830
Franklin International Equity Fund, Class IS Shares
	7,283,633	—	—	587,938	31,818	9,140	—	688,208	7,393,043
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	2,936,369	—	—	3,075,299	146,745	312,836	—	(173,906)	—
	$75,318,785	$6,088,973		$8,152,910		$297,763	$246,066	$(719,696)	$72,832,915

Franklin Variable Asset Allocation Series 2025 Quarterly Report